Details to the consolidated statements of cash flows	6 Months Ended
Jun. 30, 2022
Disclosure of details to the consolidated statements of cash flows [abstract]
Details to the consolidated statements of cash flows
7. Details to the consolidated statements of cash flows
7.1. Non-cash items
The following table shows the reversal of non-cash items and other adjustments in the consolidated statements of cash flows.
(USD millions)	Q2 2022	Q2 2021

Depreciation, amortization and impairments on:
Property, plant and equipment	507	299

Right-of-use assets	76	80

Intangible assets	1 219	1 065

Financial assets [1]	97	59

Change in provisions and other non-current liabilities	547	139

Gains on disposal and other adjustments on property, plant and equipment; intangible assets; financial assets; and other non-current assets, net	-114	-511

Equity-settled compensation expense	204	185

Income from associated companies		-239

Income taxes	347	611

Net financial expense	186	212

Other	-8

Total	3 061	1 900

[1] Includes fair value adjustments
(USD millions)	H1 2022	H1 2021

Depreciation, amortization and impairments on:
Property, plant and equipment	821	733

Right-of-use assets	154	160

Intangible assets	2 232	2 248

Financial assets [1]	199	-42

Change in provisions and other non-current liabilities	635	416

Gains on disposal and other adjustments on property, plant and equipment; intangible assets; financial assets; and other non-current assets, net	-192	-557

Equity-settled compensation expense	407	368

Loss/(income) from associated companies	2	-495

Income taxes	797	1 002

Net financial expense	367	433

Other	-8

Total	5 414	4 266

[1] Includes fair value adjustments
In the second quarter of 2022, other than through business combinations, there were no additions (Q2 2021: nil) to intangible assets with deferred payments and USD 79 million (Q2 2021: USD 78 million) additions to right-of-use assets were recognized.
In the first half of 2022, other than through business combinations, there were USD 0.3 billion (H1 2021: nil) additions to intangible assets with deferred payments and USD 122 million (H1 2021: USD 139 million) additions to right-of-use assets were recognized.
7.2. Cash flows arising from acquisitions and divestments of businesses, net
The following table is a summary of the cash flow impact of acquisitions and divestments of businesses. The most significant transactions are described in Note 3.
(USD millions)	Q2 2022	Q2 2021	H1 2022	H1 2021

Net assets recognized as a result of acquisitions of businesses	-107	0	-1 086	-229

Fair value of previously held equity interests	24		24	20

Contingent consideration payable, net	31		212	0

Payments, deferred consideration and other adjustments, net	12		-13	-2

Cash flows used for acquisitions of businesses	-40	0	-863	-211

Cash flows (used for)/from divestments of businesses, net [1]	-19	0	-17	2

Cash flows used for acquisitions and divestments of businesses, net	-59	0	-880	-209

[1] In the first half of 2022, USD 17 million (Q2 2022: USD 19 million) net cash outflows from divestments of businesses included USD 20 million (Q2 2022: USD 20 million) reduction to cash and cash equivalents due to the derecognized cash and cash equivalents following a loss of control of a company upon expiry of an option to purchase the company, partly offset by net cash inflows of USD 3 million (Q2 2022: USD 1 million) from business divestments in the current year period and in prior years.

     In the first half of 2022, the net identifiable assets of divested businesses amounted to USD 140 million (Q2 2022: USD 106 million), comprised of non-current assets of USD 118 million (Q2 2022: USD 113 million), current assets of USD 65 million (Q2 2022: USD 36 million), including USD 29 million (Q2 2022: USD 20 million) cash and cash equivalents and of non-current and current liabilities of USD 43 million (Q2 2022: USD 43 million). The deferred sale price receivable and other adjustments amounted to USD 25 million (Q2 2022: nil).

In the first half of 2021, USD 2 million (Q2 2021: nil), represented the net cash inflows from divestments in previous years.
Notes 3 and 8 provide further information regarding acquisitions and divestments of businesses. All acquisitions were for cash.